Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern Details Narrative
Accumulated Deficit	$ (113,716,298)		$ (113,716,298)		$ (104,971,384)	$ (99,433,448)
Cash and Cash Equivalents	670,714	$ 62,069	670,714	$ 62,069	730,184	133,571	$ 152,930
Net Cash Used in Operating Activities			(1,598,202)	(572,492)	(1,528,971)	(3,199,453)
Net Loss	$ (2,888,259)	$ (1,415,937)	$ (8,744,914)	$ (1,909,469)	$ (5,537,936)	$ (6,439,040)